Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2013
Organization and principal activities
Details of the subsidiaries and major VIEs

Subsidiaries	Equity interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Software Co., Ltd. ("PW Software")	100%	Beijing, China, August 2006
Perfect Online Holding Limited ("PW Hong Kong")	100%	Hong Kong, China, December 2007
Perfect World Entertainment Inc. ("PW USA")	100%	Delaware, USA, April 2008
Perfect Game Holding Limited ("PW BVI")	100%	British Virgin Islands, October 2008
Perfect Star Co., Ltd. ("PW Malaysia")	100%	Labuan, Malaysia, January 2009
Global InterServ (Caymans) Inc. ("InterServ Caymans")	100%	Cayman Islands, acquired in February 2009
InterServ Information and Technology (Shanghai) Co., Ltd. ("InterServ Shanghai")	100%	Shanghai, China, acquired in February 2009
Chengdu Perfect World Software Co., Ltd. ("Chengdu PW Software"), formerly known as Chengdu InterServ Information and Technology Co., Ltd. ("InterServ Chengdu")	100%	Chengdu, China, acquired in February 2009
Perfect World Interactive Entertainment Co., Ltd. ("PW Interactive")	100%	Cayman Islands, March 2009
Perfect Sky Online Co., Limited ("PW Sky")	100%	Hong Kong, China, May 2009
Perfect Entertainment Zone N.V. ("PW Antilles")	100%	Netherlands Antilles, August 2009
Perfect World Interactive Technology Co., Ltd. ("PW Taiwan")	100%	Taiwan, China, November 2009
Perfect World Universal Coöperatieve U.A. ("PW Universal")	100%	Netherlands, December 2009
Shanghai Perfect World Software Co., Ltd. ("Shanghai PW Software")	100%	Shanghai, China, December 2009
Perfect World Europe B.V. ("PW Europe")	100%	Netherlands, January 2010
C&C Media Co., Ltd. ("C&C Media")	100%	Japan, acquired in April 2010
CCO Co., Ltd. ("CCO")	100%	Japan, acquired in April 2010
Beijing Perfect World Digital Entertainment Software Co., Ltd. ("PW Digital Software")	100%	Beijing, China, April 2010
Runic Games, Inc. ("Runic Games")	74.47%	Delaware, USA, acquired in May 2010
Beijing Perfect World Game Software Co., Ltd. ("PW Game Software")	100%	Beijing, China, August 2010
Cryptic Studios, Inc. ("Cryptic Studios")	100%	California, USA, acquired in August 2011
Happy Moment Holding Limited ("Happy Moment")	100%	British Virgin Islands, August 2011
Happy Fantasy Limited ("Happy Fantasy")	100%	British Virgin Islands, August 2011
Perfect Management Holding Limited ("Perfect Management")	100%	British Virgin Islands, October 2011
NGL Co., Ltd. ("NGL")	100%	Korea, November 2011
Zongheng Limited ("Zongheng Cayman")	70%	Cayman Islands, acquired in January 2012
Perfect World Games Online Limited ("PW Games Online"), formerly known as Zongheng Online LIMITED ("Zongheng Hong Kong")	70%	Hong Kong, China, acquired in January 2012
Huanxiang Zongheng Software Technology Co., Ltd. ("Zongheng Software")	70%	Beijing, China, acquired in January 2012
Perfect Play SDN. BHD. ("Perfect Play")	100%	Labuan, Malaysia, November 2012
Unknown Worlds Entertainment, Inc. ("Unknown Worlds")	60%	California, USA, acquired in February 2013
Perfect World (Thailand) Co., Ltd. ("PW Thailand")	100%	Bangkok, Thailand, September 2013

VIEs	Economic interest held	Place and Date of incorporation or date of acquisition
Beijing Perfect World Network Technology Co., Ltd. ("PW Network")	100%	Beijing, China, March 2004
Shanghai Perfect World Network Technology Co., Ltd. ("Shanghai PW Network")	100%	Shanghai, China, November 2008
Chengdu Perfect World Network Technology Co., Ltd. ("Chengdu PW Network")	100%	Chengdu, China, February 2009
Beijing Perfect World Digital Entertainment Co., Ltd. ("PW Digital")	100%	Beijing, China, September 2009
Chengdu Ye Net Science and Technology Development Co., Ltd. ("Ye Net")	100%	Chengdu, China, acquired in January 2011
Hefei Perfect World Network Technology Co., Ltd. ("Hefei PW Network")	100%	Hefei, China, January 2011
Beijing Perfect Moment Network Technology Co., Ltd. ("Perfect Moment"), formerly known as Beijing Perfect Moment Picture Co., Ltd.	100%	Beijing, China, February 2011
Tianjin Trendsters Investment Co., Ltd. ("Trendsters Investment")	100%	Tianjin, China, November 2011
Beijing Neon Culture Communication Co., Ltd. ("Neon Culture")	90%	Beijing, China, August 2012
Beijing Perfect World Digital Technology Co., Ltd. ("PW Digital Technology")	100%	Beijing, China, August 2013
Wuhu Huitian Shengshi Network Technology Co., Ltd. ("Wuhu Huitian")	100%	Wuhu, China, acquired in December 2013